6. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Commitments And Contingencies Details Narrative
Rent expense	$ 6,381	$ 10,979